Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes	$ (494)	₨ (46,250)	₨ 10,652	₨ (329,331)
Country of domicile [member]
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes		(468,934)	(347,504)	(273,102)
Foreign countries [member]
IncomeTaxesLineItems [Line Items]
Loss/ (Profit) for the year before income taxes		₨ 422,684	₨ 358,156	₨ (56,229)